SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					09/30/10
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 10/22/10

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	$677,733
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOtherVoting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs Sole    ShareNone

AMERICAN EXPRESS CO     COM    025816109          17663 420236SH       sole          418286       1950
ANNALY CAP MGMT INC COM COM    035710409          12719 722694SH       sole          719439       3255
BARD, C R INC           COM    067383109          16342 200688SH       sole          199798        890
BARRICK GOLD CORP COM   COM    067901108          21423 462802SH       sole          460952       1850
BAXTER INTL INC         COM    071813109          18331 384224SH       sole          382644       1580
CHEVRON CORP NEW COM    COM    166764100          20951 258489SH       sole          257454       1035
CHUBB CORP              COM    171232101          18222 319741SH       sole          318351       1390
CONOCOPHILLIPS COM      COM    20825C104          25019 435647SH       sole          433864       1783
CVS CORP COM            COM    126650100          16169 513781SH       sole          511776       2005
DELL INC COM            COM    24702R101          12121 934513SH       sole          930908       3605
DIAGEO P L C SPON ADR NECOM    25243Q205          16351 236943SH       sole          235998        945
DR PEPPER SNAPPLE GROUP COM    26138E109          12208 343702SH       sole          341993       1709
EBAY INC COM            COM    278642103          21205 869074SH       sole          865574       3500
ENCANA CORP COM         COM    292505104           8937 295637SH       sole          294487       1150
EXELON CORP COM         COM    30161N101          20348 477883SH       sole          475938       1945
EXXON MOBIL CORP COM    COM    30231G102          21781 352500SH       sole          351190       1310
GLAXOSMITHKLINE PLC SPONCOM    37733W105          14033 355087SH       sole          353617       1470
GOOGLE INC CL A         COM    38259P508          19765  37592SH       sole           37439        153
ISHARES TR RUSL 3000 VALCOM    464287663           2457  31750SH       sole           31750          0
KIMBERLY CLARK CORP COM COM    494368103          24871 382329SH       sole          380764       1565
LILLY, ELI AND COMPANY  COM    532457108          11916 326188SH       sole          324848       1340
MARKET VECTORS ETF TR GOCOM    57060U100            486   8685SH       sole            8685          0
MEDTRONIC INC COM       COM    585055106          24110 717980SH       sole          715145       2835
MICROSOFT               COM    594918104          303371238768SH       sole         1233768       5000
MOLSON COORS BREWING CO COM    60871R209          31336 663615SH       sole          660600       3015
NABORS INDUSTRIES LTD SHCOM    G6359F103           9013 499034SH       sole          496714       2320
NEWMONT MNG CORP        COM    651639106          19608 312177SH       sole          310762       1415
NORTHROP GRUMMAN CORP COCOM    666807102          20231 333676SH       sole          332216       1460
PEPSICO INC             COM    713448108          16812 253045SH       sole          251995       1050
POST PPTYS INC COM      COM    737464107          14742 528002SH       sole          525082       2920
PROCTER & GAMBLE COMPANYCOM    742718109          18449 307635SH       sole          306470       1165
PROSHARES TR PSHS ULTSH COM    74347R297            321  10280SH       sole           10280          0
QUEST DIAGNOSTICS INC COCOM    74834L100          17396 344677SH       sole          343122       1555
SIGMA ALDRICH CORP COM  COM    826552101          14892 246632SH       sole          245402       1230
SPDR GOLD TRUST GOLD SHSCOM    78463V107            301   2350SH       sole            2350          0
SUNTRUST BKS INC COM    COM    867914103          10254 396962SH       sole          395227       1735
TARGET CORP COM         COM    87612E106          16861 315508SH       sole          314218       1290
TORCHMARK CORP COM      COM    891027104          10977 206563SH       sole          205638        925
TRAVELERS COMPANIES INC COM    89417E109          13510 259318SH       sole          258178       1140
UNILEVER NV N Y SHS NEW COM    904784709          15472 517806SH       sole          515776       2030
VERIZON COMMUNICATIONS CCOM    92343V104          15934 488914SH       sole          486859       2055
WAL MART STORES INC     COM    931142103          23473 438583SH       sole          436833       1750
WISDOMTREE TRUST DREYFUSCOM    97717W182            386  15215SH       sole           15215          0
                                               677,733